General	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
General
Nature of Our Business — We are a leading consumer packaged food and beverage company focused on high-growth product categories that are aligned with emerging consumer trends. We manufacture, market, distribute, and sell branded plant-based foods and beverages, coffee creamers and beverages, premium dairy products, and organic greens and produce throughout North America and Europe. Our brands distributed in North America include Silk plant-based foods and beverages, International Delight and LAND O LAKES coffee creamers and beverages, Horizon Organic premium dairy products, and Earthbound Farm organic greens and produce, while our European brands of plant-based foods and beverages include Alpro and Provamel.
Basis of Presentation — The unaudited condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q (“Form 10-Q”) have been prepared on the same basis as the audited consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2013, which was filed with the Securities and Exchange Commission ("SEC") on February 28, 2014. In our opinion, we have made all necessary adjustments (which generally include normal recurring adjustments) in order to present fairly, in all material respects, our consolidated financial position, results of operations and cash flows as of the dates and for the periods presented. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted pursuant to SEC rules and regulations. Our results of operations for the three and six months ended June 30, 2014 and 2013 may not be indicative of our operating results for the full year. The unaudited condensed consolidated financial statements contained in this Form 10-Q should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2013 contained in our Annual Report on Form 10-K for the year ended December 31, 2013.
On January 2, 2014, the Company completed its acquisition of Earthbound Farm, a privately owned San Juan Bautista, California based organic produce brand; the results of operations are included in our financial statements from the date of acquisition and are included in the North America segment.
Certain reclassifications of previously reported amounts have been made to conform to current year presentation in the unaudited condensed consolidated statements of cash flows, unaudited condensed consolidated statements of shareholders' equity, and Note 14 “Segment, Geographic, and Customer Information.” These reclassifications did not impact previously reported amounts on the Company’s unaudited condensed consolidated balance sheets, statements of income and statements of cash flows.
Completion of Spin-Off from Dean Foods— On May 23, 2013, Dean Foods Company (“Dean Foods”) distributed (the “Distribution”) to its stockholders an aggregate of 47,686,000 shares of our Class A common stock, par value $0.01 per share (the “Class A common stock”), and 67,914,000 shares of our Class B common stock, par value $0.01 per share (the “Class B common stock”), as a pro rata dividend to Dean Foods stockholders at the close of business on May 17, 2013, the record date for the Distribution. Effective upon the Distribution, and in accordance with the terms of our amended and restated certificate of incorporation, we reduced the number of votes per share of our Class B common stock with respect to all matters submitted to a vote of our stockholders, other than the election and removal of directors, to one vote per share.
Prior to the Distribution, Dean Foods converted 82,086,000 shares of our Class B common stock into 82,086,000 shares of our Class A common stock in accordance with the terms of our amended and restated certificate of incorporation, of which 47,686,000 shares of Class A common stock were distributed to Dean Foods stockholders in the Distribution. As a result of and immediately after the Distribution, Dean Foods owned 34,400,000 shares of our Class A common stock and no shares of our Class B common stock. Under the terms of the separation and distribution agreement, Dean Foods was required to dispose of any remaining ownership interest in us within three years of the Distribution, or May 23, 2016. On July 25, 2013 Dean Foods disposed of all of its remaining 34,400,000 shares of our Class A common stock in a registered public offering. We did not receive any proceeds from this offering. As a result of and immediately after the closing of this offering, Dean Foods no longer owns any shares of our common stock and has no ownership interest in us.

Common Stock Class Conversion — On September 24, 2013, the Company’s stockholders approved the conversion of the outstanding shares of the Company’s Class B common stock into shares of the Company’s Class A common stock. As a result, all of the shares of Class B common stock outstanding were converted on a one-for-one basis into shares of Class A common stock.
The conversion had no impact on the economic interests of the holders of Class A common stock and the former holders of Class B common stock. The conversion had no impact on the total issued and outstanding shares of the Company’s common stock although it increased the number of shares of Class A common stock outstanding in an amount equivalent to the number of shares of Class B common stock outstanding immediately prior to the conversion.
Effective May 15, 2014, the Company amended its charter to change the classification of its Class A common stock to common stock.  As a result, the Company has one class of capital stock outstanding called common stock.
Recently Issued Accounting Pronouncements — In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or Tax Credit Carryforward Exists. ASU 2013-11 requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, with certain exceptions. The adoption of this update effective January 1, 2014, had no impact on our unaudited condensed consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity to change the criteria for reporting discontinued operations and modify related disclosure requirements. The new guidance is effective on a prospective basis for the Company beginning with its Consolidated Financial Statements for the year ending December 31, 2015. We will evaluate the effects, if any, adoption of this guidance will have on the Company's consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606, to clarify the principles used to recognize revenue for all entities. The guidance is effective for annual and interim periods beginning December 15, 2016. Early adoption is not permitted. We are currently evaluating the effects, if any, adoption of this guidance will have on the Company's consolidated financial statements.